Schedules of Investments
Pax Core Bond Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 96.7%
COMMUNITY INVESTMENT NOTES: 0.0% (a)
CINI Investment Note, 2.000%, 10/31/2020 (b)(c)	$286,933	$286,933
(Cost $286,933)

CORPORATE BONDS: 37.9%
COMMUNICATION SERVICES: 4.1%
Alphabet, Inc., 1.900%, 08/15/40	700,000	676,213
AT&T, Inc., 1.650%, 02/01/28	2,000,000	2,008,508
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,187,158
AT&T, Inc., 2.750%, 06/01/31	2,000,000	2,115,867
AT&T, Inc., 3.100%, 02/01/43	1,500,000	1,471,202
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	1,000,000	1,060,000
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,200,240
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,708,569
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	575,612
Level 3 Financing, Inc., 144A, 3.400%, 03/01/27 (d)	500,000	539,547
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (d)	1,000,000	1,084,706
Switch, Ltd., 144A, 3.750%, 09/15/28 (d)	1,000,000	1,012,500
T-Mobile USA, Inc., 144A, 3.500%, 04/15/25 (d)	1,500,000	1,647,450
T-Mobile USA, Inc., 144A, 3.000%, 02/15/41 (d)	1,000,000	991,980
TWDC Enterprises 18 Corp., 3.750%, 06/01/21	2,026,000	2,073,165
Verizon Communications, Inc., 3.875%, 02/08/29	2,000,000	2,371,039
Verizon Communications, Inc., 1.500%, 09/18/30	3,000,000	2,996,851
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,270,920
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	2,000,000	2,088,750
Walt Disney Co., The, 1.750%, 08/30/24	2,000,000	2,084,053
		30,164,330

CONSUMER DISCRETIONARY: 2.0%
Amazon.com, Inc., 2.800%, 08/22/24	1,000,000	1,083,310
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	1,026,386
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,932,775
eBay, Inc., 2.750%, 01/30/23	1,000,000	1,049,205
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,211,942
Home Depot, Inc., The, 2.950%, 06/15/29	1,000,000	1,130,790
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,154,604
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (d)	1,000,000	1,035,625
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,418,708
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	1,065,959
		15,109,304

CONSUMER STAPLES: 2.1%
Albertsons Cos., Inc./Safeway, Inc., 144A, 3.250%, 03/15/26 (d)	1,000,000	994,820
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	1,041,594
Capital Impact Partners, 2.300%, 10/15/24	500,000	513,794
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,548,905
CVS Health Corp., 3.625%, 04/01/27	1,000,000	1,121,644
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	1,000,000	1,171,952
CVS Health Corp., 3.250%, 08/15/29	500,000	551,464
General Mills, Inc., 2.875%, 04/15/30	1,000,000	1,099,124
Kellogg Co., 2.100%, 06/01/30	1,000,000	1,027,006
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	1,124,687
Mondelez International, Inc., 1.875%, 10/15/32	500,000	498,825
PepsiCo, Inc., 3.500%, 07/17/25	1,000,000	1,127,319
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	1,079,280
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,125,547
Sysco Corp., 2.400%, 02/15/30	1,500,000	1,509,454
		15,535,415

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,116,469
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,193,187
		2,309,656

FINANCIALS: 13.1%
Aflac, Inc., 3.600%, 04/01/30	1,000,000	1,175,885
Allstate Corp., The, 3 month LIBOR + 0.43%, 0.648%, 03/29/21 (e)	1,000,000	1,001,956
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,199,669
Andrew W Mellon Foundation, The, 0.947%, 08/01/27	1,000,000	1,001,780
Bank of America Corp., 3.499%, 05/17/22 (e)	3,000,000	3,056,720
Bank of America Corp., 1.486%, 05/19/24 (e)	1,650,000	1,679,443
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	2,001,098
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	1,118,067
Bank of Montreal, 2.050%, 11/01/22	1,000,000	1,034,268
Bank of New York Mellon Corp., The, 1.850%, 01/27/23	250,000	258,020
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,157,844
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,315,705
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	1,011,058
Calvert Impact Capital, Inc., 3.000%, 03/14/25	2,000,000	2,000,000
Charles Schwab Corp., The, 3.550%, 02/01/24	1,000,000	1,093,363
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,980,780
CIT Bank NA, 2.969%, 09/27/25 (e)	1,000,000	994,055
Discover Bank, 3.200%, 08/09/21	1,000,000	1,020,356
Fifth Third Bancorp, 1.625%, 05/05/23	1,500,000	1,541,536
Fifth Third Bank, 2.250%, 02/01/27	1,000,000	1,071,137
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	1,001,250
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.83%, 1.114%, 04/05/21 (e)	1,086,000	1,070,182
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	991,875
ING Groep NV, 144A, 4.625%, 01/06/26 (d)	2,000,000	2,349,087
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,065,893
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	3,002,456
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	1,219,482
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/15/21	7,000,000	7,247,041
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,032,655
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,145,378
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	5,399,040
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25 (f)	3,000,000	3,222,027
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	998,432
Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/30	1,800,000	1,790,532
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,345,579

Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (d)	3,000,000	3,028,012
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,269,749
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	1,247,056
National Bank of Canada, 0.900%, 08/15/23 (e)	1,750,000	1,757,825
Natwest Group, PLC, 2.359%, 05/22/24 (e)	2,000,000	2,053,747
PNC Bank NA, 3.100%, 10/25/27 (f)	1,000,000	1,115,422
PNC Financial Services Group, Inc., The, 2.200%, 11/01/24	3,000,000	3,176,474
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	576,354
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,718,756
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	260,768
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,204,854
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,151,328
Regions Financial Corp., 3.800%, 08/14/23	1,500,000	1,627,643
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	2,030,250
Toronto-Dominion Bank, The, 1.900%, 12/01/22	500,000	516,472
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,070,492
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	3,256,049
Toyota Motor Credit Corp., 2.150%, 02/13/30	500,000	528,083
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,254,652
USAA Capital Corp., 144A, 1.500%, 05/01/23 (d)(f)	2,500,000	2,565,372
USAA Capital Corp., 144A, 2.125%, 05/01/30 (d)	1,000,000	1,054,939
		97,057,946

HEALTH CARE: 4.3%
Abbott Laboratories, 3.750%, 11/30/26	1,133,000	1,317,061
Abbott Laboratories, 1.150%, 01/30/28	1,000,000	1,008,820
AbbVie, Inc., 144A, 2.150%, 11/19/21 (d)	1,000,000	1,018,859
AbbVie, Inc., 144A, 3.200%, 11/21/29 (d)	1,000,000	1,106,018
Amgen, Inc., 3.625%, 05/22/24	1,000,000	1,101,505
Amgen, Inc., 1.900%, 02/21/25	500,000	524,703
Anthem, Inc., 2.375%, 01/15/25	1,000,000	1,064,541
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,164,374
Anthem, Inc., 2.250%, 05/15/30	1,000,000	1,031,936
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	1,000,000	1,038,750
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,082,769
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,134,497
Biogen, Inc., 2.250%, 05/01/30	1,000,000	1,026,662
Bristol-Myers Squibb Co., 2.900%, 07/26/24	2,000,000	2,168,027

Centene Corp., 4.250%, 12/15/27	1,000,000	1,048,745
CVS Health Corp., 1.750%, 08/21/30	500,000	489,723
Danaher Corp., 2.600%, 10/01/50	2,000,000	1,966,759
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	2,000,000	2,101,070
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	1,122,468
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,166,764
Merck & Co., Inc., 1.450%, 06/24/30	1,000,000	1,016,228
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	1,018,695
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,134,028
UnitedHealth Group, Inc., 2.375%, 10/15/22	2,000,000	2,081,748
UnitedHealth Group, Inc., 1.250%, 01/15/26	500,000	513,978
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	529,902
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,107,208
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,188,671
		32,274,509

INDUSTRIALS: 3.4%
Ashtead Capital, Inc., 144A, 4.000%, 05/01/28 (d)	1,000,000	1,040,000
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,173,590
Caterpillar, Inc., 2.600%, 04/09/30 (f)	1,000,000	1,100,269
Cummins, Inc., 7.125%, 03/01/28 (f)	1,000,000	1,354,522
Delta Air Lines, Inc./SkyMiles IP, Ltd., 144A, 4.500%, 10/20/25 (d)	500,000	513,859
John Deere Capital Corp., 2.050%, 01/09/25 (f)	1,000,000	1,060,896
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	1,007,667
Masco Corp., 4.375%, 04/01/26	1,000,000	1,162,602
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	1,000,000	1,036,060
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,977,130
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,531,068
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	1,040,000
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,000,000	1,026,800
Tesla Energy Operations, Inc., 4.700%, 05/29/25	2,000,000	2,131,904
Union Pacific Corp., 3.700%, 03/01/29	1,000,000	1,162,583
Union Pacific Corp., 2.400%, 02/05/30	500,000	539,739
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,186,250
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,797,800
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,567,120
		25,409,859

INFORMATION TECHNOLOGY: 3.6%
Adobe, Inc., 2.150%, 02/01/27	1,500,000	1,610,926
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	1,088,750
Apple, Inc., 2.850%, 02/23/23	1,000,000	1,055,663
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,823,739
Fiserv, Inc., 2.250%, 06/01/27	1,000,000	1,058,430
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	1,000,000	1,052,500
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	1,500,000	1,518,452
Intel Corp., 3.400%, 03/25/25	500,000	561,021
MasterCard, Inc., 3.300%, 03/26/27	500,000	570,770
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	1,167,470
MasterCard, Inc., 2.950%, 06/01/29	500,000	565,549
Microsoft Corp., 2.400%, 08/08/26	2,000,000	2,187,583
NetApp, Inc., 3.250%, 12/15/22	671,000	696,620
NetApp, Inc., 1.875%, 06/22/25	1,000,000	1,037,410
NXP BV/Funding, LLC/USA, Inc., 144A, 3.400%, 05/01/30 (d)	1,000,000	1,097,798
salesforce.com, Inc., 3.700%, 04/11/28	3,000,000	3,544,306
TSMC Global, Ltd., 144A, 0.750%, 09/28/25 (d)	500,000	495,864
Visa, Inc., 0.750%, 08/15/27	2,000,000	1,988,844
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,459,445
		26,581,140

MATERIALS: 0.2%
Ecolab, Inc., 1.300%, 01/30/31	500,000	490,750
Ecolab, Inc., 2.125%, 08/15/50	500,000	460,963
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	500,000	542,500
		1,494,213

REAL ESTATE: 2.2%
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	983,098
American Tower Corp., 2.400%, 03/15/25	500,000	529,182
American Tower Corp., 1.300%, 09/15/25	500,000	506,157
American Tower Corp., 2.100%, 06/15/30	250,000	252,265
American Tower Corp., 1.875%, 10/15/30	500,000	494,707
Boston Properties, LP, 3.400%, 06/21/29	2,000,000	2,180,763

Crown Castle International Corp., 3.300%, 07/01/30	500,000	547,685
Equinix, Inc., 1.000%, 09/15/25	2,000,000	1,988,076
Equinix, Inc., 5.375%, 05/15/27	1,000,000	1,090,055
Equinix, Inc., 1.550%, 03/15/28	500,000	501,697
HAT Holdings I, LLC/II, LLC, 144A, 6.000%, 04/15/25 (d)	1,000,000	1,066,550
HAT Holdings I, LLC/II, LLC, 144A, 3.750%, 09/15/30 (d)	1,000,000	1,007,500
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	1,000,000	1,022,668
Iron Mountain, Inc., 144A, 4.500%, 02/15/31 (d)	1,000,000	1,011,275
Prologis, LP, 1.250%, 10/15/30	500,000	490,075
Service Properties Trust, 7.500%, 09/15/25	500,000	532,086
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	1,002,925
Welltower, Inc., 2.700%, 02/15/27	1,000,000	1,057,455
		16,264,219

UTILITIES: 2.6%
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	3,295,547
Avangrid, Inc., 3.200%, 04/15/25	2,000,000	2,201,727
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	1,154,149
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,530,465
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (d)	2,000,000	2,057,314
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,429,700
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	1,000,000	1,039,375
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,147,972
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,622,467
TerraForm Power Operating, LLC, 144A, 4.250%, 01/31/23 (d)	1,000,000	1,027,280
		19,505,996

TOTAL CORPORATE BONDS
(Cost $263,909,623)		281,706,587

U.S. GOVERNMENT AGENCY BONDS: 1.2%
AGENCY SECURITIES: 1.2%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,069,173
United States International Development Finance Corp., 0.000%, 08/21/21	1,000,000	1,021,330
United States International Development Finance Corp., 0.130%, 09/15/26 (e)	2,000,000	2,001,250
United States International Development Finance Corp., 0.130%, 03/15/30 (e)	2,000,000	2,001,250
United States International Development Finance Corp., 3.520%, 09/20/32	1,714,286	2,005,463

TOTAL U.S. GOVERNMENT AGENCY BONDS		9,098,466
(Cost $8,666,251)

SUPRANATIONAL BONDS: 10.1%
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	3,002,014
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	3,152,434
European Investment Bank, 2.375%, 05/13/21	2,000,000	2,026,268
European Investment Bank, 2.500%, 03/15/23	5,000,000	5,279,557
European Investment Bank, 0.250%, 09/15/23	7,000,000	7,000,371
European Investment Bank, 3.125%, 12/14/23	3,000,000	3,276,763
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,795,875
European Investment Bank, 0.750%, 09/23/30	3,000,000	2,976,397
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,994,641
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	3,178,492
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	3,028,803
Inter-American Development Bank, 0.625%, 09/16/27	600,000	600,297
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,126,439
International Bank for Reconstruction & Development, 2.125%, 07/01/22	2,000,000	2,066,487
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	8,418,209
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	5,048,825
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	2,009,711
International Development Association, 144A, 0.375%, 09/23/25 (d)	3,200,000	3,198,917
International Finance Corp., 0.375%, 07/16/25	1,000,000	999,525
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,993,527

TOTAL SUPRANATIONAL BONDS		75,173,552
(Cost $73,935,844)

MUNICIPAL BONDS: 2.7%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	516,635
City & County of Honolulu HI, 3.974%, 09/01/35	1,475,000	1,687,798
City & County of San Francisco CA Community Facilities District No 2014-1, 4.221%, 09/01/39	1,000,000	1,130,520
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,210,140
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,153,120
Ford Foundation, The, 2.415%, 06/01/50	750,000	774,545
President & Fellows of Harvard College, 2.517%, 10/15/50	500,000	520,791
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,468,712
State of California, 7.550%, 04/01/39	2,000,000	3,503,500
State of Oregon, 3.227%, 05/01/24	1,000,000	1,097,260
Trustees of Princeton University, The, 2.516%, 07/01/50	1,000,000	1,054,211
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,503
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,709,390
Virginia Resources Authority, 5.790%, 11/01/40	2,655,000	2,666,523

TOTAL MUNICIPAL BONDS		19,618,648
(Cost $17,957,442)

U.S. TREASURY NOTES: 13.0%
United States Treasury Note, 0.125%, 04/15/21	3,279,120	3,293,516
United States Treasury Note, 0.125%, 04/15/22	6,391,320	6,505,671
United States Treasury Note, 0.125%, 07/15/24	4,364,080	4,618,648
United States Treasury Note, 0.250%, 06/30/25	9,000,000	8,997,539
United States Treasury Note, 0.625%, 01/15/26	3,270,780	3,607,864
United States Treasury Note, 0.500%, 06/30/27	8,000,000	8,031,562
United States Treasury Note, 0.375%, 07/15/27	7,413,210	8,248,859

United States Treasury Note, 0.625%, 08/15/30	6,000,000	5,970,469
United States Treasury Note, 5.000%, 05/15/37	2,000,000	3,244,219
United States Treasury Note, 1.125%, 08/15/40	23,000,000	22,620,860
United States Treasury Note, 1.000%, 02/15/48	1,050,530	1,454,798
United States Treasury Note, 1.375%, 08/15/50	20,000,000	19,632,812

TOTAL U.S. TREASURY NOTES		96,226,817
(Cost $93,720,257)

ASSET-BACKED SECURITIES: 7.0%
AMSR 2020-SFR4 Trust, 144A, 1.355%, 11/17/37 (d)	3,000,000	3,011,290
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (d)	897,008	924,069
Carmax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	2,041,272
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (d)	477,089	484,253
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	1,610,704	1,678,795
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (d)	1,520,003	1,576,423
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (d)	451,457	461,713
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (d)	1,305,000	1,341,607
Drive Auto Receivables Trust, 4.090%, 01/15/26	2,000,000	2,089,883
FirstKey Homes 2020-SFR1 Trust, 144A, 1.339%, 09/17/25 (d)	1,000,000	1,006,729
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 0.775%, 05/25/37 (d)(e)	1,294,553	1,232,435
Mill City Mortgage Trust 2015-1, 144A, 3.730%, 06/25/56 (d)(e)	2,000,000	2,123,050
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	735,293	776,844
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (d)	798,471	840,706
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	1,144,867	1,212,809
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (d)	635,073	673,955
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (d)	496,983	509,346

Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (d)	1,500,000	1,488,703
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	791,184	851,365
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	760,267	803,464
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	1,293,768	1,233,366
Santander Drive Auto Receivables Trust 2018-5, 4.190%, 12/16/24	1,250,000	1,302,623
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (d)	1,133,303	1,149,351
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(e)	1,900,000	1,985,465
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (d)	1,800,000	1,876,920
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (d)	500,000	528,749
SoFi Professional Loan Program 2018-B Trust, 144A, 3.340%, 08/25/47 (d)	1,999,575	2,062,447
SoFi Professional Loan Program 2019-A, LLC, 144A, 3.180%, 06/15/48 (d)	168,232	169,152
SoFi Professional Loan Program 2020-A Trust, 144A, 2.540%, 05/15/46 (d)	2,000,000	2,080,104
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (d)	994,998	1,008,166
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	956,717	1,050,738
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (d)	982,881	1,034,042
Tesla Auto Lease Trust 2018-B, 144A, 5.290%, 11/22/21 (d)	2,000,000	2,063,573
Tesla Auto Lease Trust 2018-B, 144A, 7.870%, 06/20/22 (d)	1,500,000	1,569,167
Tesla Auto Lease Trust 2019-A, 144A, 2.410%, 12/20/22 (d)	1,015,000	1,043,169
Tesla Auto Lease Trust 2020-A, 144A, 1.180%, 01/22/24 (d)	820,000	825,574
Tesla Auto Lease Trust 2020-A, 144A, 1.680%, 02/20/24 (d)	630,000	636,946
Towd Point Mortgage Trust 2015-2, 1 month LIBOR + 0.60%, 144A, 3.750%, 11/25/57 (d)(e)	1,000,000	1,061,886
Towd Point Mortgage Trust 2015-2, 144A, 3.628%, 11/25/60 (d)(e)	2,000,000	2,126,373
Towd Point Mortgage Trust 2017-6, 144A, 3.000%, 10/25/57 (d)(e)	1,000,000	1,068,098
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	967,787	1,001,865

TOTAL ASSET-BACKED SECURITIES		52,006,485
(Cost $50,686,239)

MORTGAGE-BACKED SECURITIES: 24.8%
GINNIE MAE (MORTGAGE-BACKED): 1.0%
Ginnie Mae, 1.550%, 06/16/36	1,834,387	1,840,384
Ginnie Mae, 3.020%, 09/15/41	1,780,520	1,937,213
Ginnie Mae, 2.857%, 09/16/50 (e)	2,000,000	2,113,292
Ginnie Mae, 2.706%, 03/16/55 (e)	1,625,642	1,739,154
		7,630,043

FREDDIE MAC (MORTGAGE-BACKED): 8.1%
Freddie Mac, 4.000%, 06/01/26	1,466,452	1,559,449
Freddie Mac, 2.939%, 04/25/29	3,000,000	3,401,130
Freddie Mac, 0.704%, 04/25/29 (e)	500,000	498,772
Freddie Mac, 2.412%, 08/25/29	2,000,000	2,197,189
Freddie Mac, 3.000%, 07/01/33	1,286,428	1,360,732
Freddie Mac, 4.500%, 01/01/34	1,295,139	1,385,368
Freddie Mac, 3.500%, 01/01/34	1,091,184	1,179,531
Freddie Mac, 3.000%, 12/01/34	1,700,130	1,786,069
Freddie Mac, 4.000%, 10/01/35	2,145,342	2,340,285
Freddie Mac, 3.500%, 04/01/42	907,832	998,551
Freddie Mac, 3.500%, 01/01/44	1,490,042	1,643,649
Freddie Mac, 3.500%, 02/01/45	1,410,149	1,571,476
Freddie Mac, 3.000%, 06/01/46	1,826,620	2,003,044
Freddie Mac, 3.000%, 01/01/47	2,239,142	2,416,233
Freddie Mac, 4.000%, 08/01/47	928,420	995,276
Freddie Mac, 3.500%, 08/01/47	1,849,087	1,958,662
Freddie Mac, 3.500%, 09/01/47	1,277,636	1,353,241
Freddie Mac, 3.500%, 10/01/47	1,961,929	2,080,082
Freddie Mac, 3.500%, 12/01/47	1,347,919	1,429,000
Freddie Mac, 3.500%, 03/01/48	1,624,995	1,717,428
Freddie Mac, 4.000%, 04/01/48	3,404,145	3,653,984
Freddie Mac, 3.500%, 05/01/48	1,515,219	1,602,693
Freddie Mac, 3.500%, 06/01/49	1,623,964	1,717,548
Freddie Mac, 3.000%, 12/01/49	3,053,609	3,204,536
Freddie Mac, 3.000%, 02/01/50	6,323,587	6,664,946

Freddie Mac, 3.000%, 03/01/50	2,881,444	3,028,782
Freddie Mac, 144A, 3.275%, 03/25/50 (d)(e)	2,000,000	1,982,801
Freddie Mac, 2.500%, 05/01/50	2,444,908	2,567,370
Freddie Mac, 144A, 1.675%, 06/25/50 (d)(e)	2,000,000	2,007,581
		60,305,408

FANNIE MAE (MORTGAGE-BACKED): 13.9%
Fannie Mae, 2.801%, 02/25/27 (e)	2,820,000	3,140,683
Fannie Mae, 3.270%, 09/01/27	2,310,361	2,420,885
Fannie Mae, 2.902%, 01/25/28 (e)	1,900,000	2,160,357
Fannie Mae, 3.325%, 06/25/28 (e)	2,000,000	2,327,429
Fannie Mae, 3.555%, 09/25/28 (e)	2,034,000	2,422,850
Fannie Mae, 3.660%, 01/01/29	1,949,174	2,042,218
Fannie Mae, 2.937%, 04/25/29	2,000,000	2,266,712
Fannie Mae, 1.435%, 10/25/29	2,500,000	2,574,060
Fannie Mae, 3.500%, 07/01/35	1,232,867	1,332,601
Fannie Mae, 3.500%, 09/01/37	1,027,801	1,093,845
Fannie Mae, 4.000%, 03/01/38	1,889,698	2,078,114
Fannie Mae, 3.500%, 09/01/39	1,429,448	1,510,875
Fannie Mae, 4.000%, 02/01/41	2,578,250	2,864,425
Fannie Mae, 4.000%, 01/01/42	2,443,331	2,714,507
Fannie Mae, 3.500%, 01/01/43	2,771,543	3,013,861
Fannie Mae, 3.500%, 08/01/45	1,850,576	2,027,814
Fannie Mae, 4.000%, 09/01/45	1,330,656	1,472,112
Fannie Mae, 4.000%, 10/01/45	1,139,287	1,243,189
Fannie Mae, 3.500%, 10/01/45	1,427,953	1,541,930
Fannie Mae, 4.000%, 11/01/45	2,633,665	2,863,860
Fannie Mae, 4.000%, 06/01/46	1,100,242	1,189,409
Fannie Mae, 3.000%, 06/01/46	2,470,871	2,612,935
Fannie Mae, 4.000%, 07/01/46	1,570,551	1,722,039
Fannie Mae, 4.500%, 09/01/46	1,551,584	1,741,922
Fannie Mae, 3.000%, 10/01/46	968,685	1,018,830
Fannie Mae, 4.000%, 01/01/47	1,094,414	1,192,417
Fannie Mae, 4.000%, 05/01/47	3,093,871	3,323,679
Fannie Mae, 4.000%, 06/01/47	2,456,607	2,640,113
Fannie Mae, 3.500%, 06/01/47	1,817,895	1,973,409
Fannie Mae, 3.500%, 08/01/47	1,014,274	1,069,387
Fannie Mae, 3.500%, 11/01/47	2,075,558	2,288,811
Fannie Mae, 4.000%, 01/01/48	1,972,819	2,182,444
Fannie Mae, 3.500%, 03/01/48	1,248,838	1,321,444
Fannie Mae, 3.500%, 04/01/48	3,032,778	3,372,947

Fannie Mae, 4.500%, 06/01/48	955,191	1,056,518
Fannie Mae, 3.500%, 06/01/48	2,068,327	2,221,444
Fannie Mae, 3.000%, 10/01/48	1,107,200	1,128,220
Fannie Mae, 3.500%, 07/01/49	1,519,818	1,636,799
Fannie Mae, 3.500%, 09/01/49	1,280,591	1,350,106
Fannie Mae, 3.000%, 09/01/49	1,450,637	1,531,016
Fannie Mae, 3.000%, 10/01/49	2,672,513	2,836,303
Fannie Mae, 3.500%, 02/01/50	2,382,482	2,510,841
Fannie Mae, 3.000%, 03/01/50	2,806,596	2,967,118
Fannie Mae, 2.500%, 03/01/50	2,994,271	3,144,249
Fannie Mae, 2.500%, 08/01/50	2,991,801	3,154,045
Fannie Mae, 2.500%, 09/01/50	7,991,613	8,404,736
		102,703,508

COMMERCIAL MORTGAGE-BACKED: 1.8%
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (d)(e)	1,291,029	1,321,114
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.35%, 144A, 1.775%, 04/25/28 (d)(e)	373,364	369,901
Bellemeade Re 2018-2, Ltd., 1 month LIBOR + 1.35%, 144A, 1.525%, 08/25/28 (d)(e)	209,064	208,889
COLT 2019-2 Mortgage Loan Trust, 144A, 3.337%, 05/25/49 (d)(e)	821,378	829,928
COLT 2020-1 Mortgage Loan Trust, 144A, 2.693%, 02/25/50 (d)(e)	1,994,852	2,022,077
MKT 2020-525M Mortgage Trust, 144A, 2.694%, 02/12/40 (d)	1,000,000	1,079,829
New Residential Mortgage Loan Trust 2018-4, 1 month LIBOR + 0.90%, 144A, 1.075%, 01/25/48 (d)(e)	1,023,675	1,014,339
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(e)	1,849,183	2,001,666
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (d)(e)	759,259	812,561
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (d)(e)	1,126,903	1,186,190
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (d)(e)	2,048,970	2,158,072
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 1.575%, 03/25/28 (d)(e)	117,756	117,687
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (d)(e)	544,090	559,041
		13,681,294

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $176,922,728)		184,320,253

TOTAL BONDS
(Cost $686,085,317)		718,437,741

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22	250,000	261,149
Self-Help Federal Credit Union, 1.900%, 12/20/21	250,000	255,557
TOTAL CERTIFICATES OF DEPOSIT		516,706
(Cost $500,000)

MONEY MARKET: 4.3%
State Street Institutional U.S. Government Money Market Fund, 0.030% (g)(h)	32,133,339	32,133,339
(Cost $32,133,339)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090% (g)(h)	3,814,010	3,814,010
(Cost $3,814,010)

TOTAL INVESTMENTS: 101.6%
(Cost $722,532,666)		754,901,796

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.5%		(3,814,010)

OTHER ASSETS AND LIABILITIES - (NET):- 1.1%		(7,946,448)

Net Assets: 100.0%		$743,141,338

(a)	Rounds to less than 0.05%.

(b)	Illiquid security.

(c)	Security valued using significant unobservable inputs.

(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(e)	Rate shown reflects the accrual rate as of September 30, 2020 on securities with variable or step rates.

(f)	Security of partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $3,814,010.

(g)	Rate shown represents annualized 7-day yield as of September 30, 2020.

(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At September 30, 2020 the 1 month and 3 month LIBOR rates were 0.148% and 0.234%, respectively.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.